[logo] PIONEER
       Investments(R)







                                                 January 4, 2008

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Short Term Income Fund (the "Trust")
     (File Nos. 333-114423 and 811-21558)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses relating to the offering of the Trust's Class A, B and C shares and Class Y shares do not differ from those contained in Post-Effective Amendment No. 4 to the Trust's registration statement on Form N-1A filed electronically with the Commission on December 27, 2007.

     If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4575.

                                                 Very truly yours,


                                                 /s/ Peter Pizzi
                                                 Peter Pizzi
                                                 Legal Product Manager

cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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